Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of Components of Income Tax Provision	The components of the income tax provision from Cayman Islands, Hong Kong, and China are as follows:
	2024	2023	2022
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	69,120	84,828	183,197
China	-	157,376	398,085
	69,120	242,204	581,282
Deferred tax provision (benefit)
Cayman Islands	—	—	—
Hong Kong	305	(305)	—
China	(135,141)	23,771	5,994
	(134,836)	23,465	5,994
Income tax (benefit)/expenses	$(65,716)	$265,670	$587,276

Schedule of Reconciliation of Differences Between Income Tax Provision	Reconciliation of the differences between the income tax provision computed based on PRC statutory income tax rate and the Company’s actual income tax provision for the years ended June 30, 2024, 2023 and 2022, respectively are as follows:
	For the Years Ended June 30,
	2024	2023	2022
Income tax (benefit)expense computed based on PRC statutory rate	$(584,503)	$504,210	$709,419
Effect of rate differential for Hong Kong entities	523,579	(110,932)	(146,790)
Non-deductible expenses:
Stock-based compensation*	-	14,649	13,543
Meals and entertainment	6,869	3,375	4,067
Change in valuation allowance	(11,661)	(145,632)	7,037
Actual income tax (benefit)/expenses	$(65,716)	$265,670	$587,276
*	The Company’s stock-based compensation expenses were recorded under the Cayman parent company level. Pursuant to the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. As a result, stock-based compensation expenses are non-deductible expenses for income tax purposes.

Schedule of Deferred Tax Assets	The Company’s deferred tax assets are comprised of the following:
	June 30, 2024	June 30, 2023
Deferred tax assets derived from net operating loss (“NOL”) carry forwards	$533,757	$406,760
Allowance of Inventory	-	305
Less: valuation allowance	(398,659)	(406,760)
Deferred tax assets	$135,098	$305

Schedule of Valuation Allowance	Movement of valuation allowance:
	June 30, 2024	June 30, 2023
Balance at beginning of the year	$406,760	$576,432
Current period (reversal)	(8,101)	(169,672)
Balance at end of the year	$398,659	$406,760

Schedule of Taxes payable	Taxes payable consist of the following:
	June 30, 2024	June 30, 2023
Income tax payable	$2,308,231	$2,363,980
Value added tax payable	943,253	568,157
Total taxes payable	$3,251,484	$2,932,137